Fees Summary	Jan. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,864,000
Previously Paid Amount	0.00
Total Fee Amount	947.92
Total Offset Amount	0.00
Net Fee	947.92
Narrative - Max Aggregate Offering Price	$ 6,864,000
Final Prospectus	true